Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
Schedule of components of the income tax provision
For the Years Ended December 31,
	2022	2021	2020
Current tax provision
Cayman Islands	$-	$-	$-
BVI	-	-	-
Hong Kong	-	-	-
PRC	9,547	16,277	14,584
United States	-	-	-
	$9,547	$16,277	$14,584
Deferred tax provision
Cayman Islands	$-	$-	$-
BVI	-	-	-
Hong Kong	-	-	-
PRC	-	-	-
United States	-	-	-
	-	-	-
Income tax provisions	$9,547	$16,277	$14,584

Schedule of deferred tax assets net
	December 31, 2022	December 31, 2021
Net operating loss	$2,500,664	$1,802,625
Total deferred tax assets	2,500,664	1,802,625
Valuation allowance	(2,500,664)	(1,802,625)
Deferred tax assets, net	$-	$-

Schedule of income(loss) before provision for income taxes
	For the Years Ended December 31,
	2022	2021	2020
PRC	$933,868	$2,044,086	$1,491,960
US	(2,212,526)	(1,521,040)	(1,641,405)
Total Income (Loss) before Income Taxes	$(1,278,658)	$(523,046)	$149,445

Schedule of income(loss) before provision for income taxes
	For the Years Ended December 31,
	2022	2021	2020
Income tax expense (benefit) computed based on PRC statutory rate	$(319,664)	$130,761	$(37,361)
Favorable tax rate and tax exemption impact in PRC entities (a)	(223,920)	(494,744)	(358,406)
Effect of rate differential for U.S. subsidiaries	88,501	60,842	65,656
Change in valuation allowance	464,630	319,418	344,695
Actual income tax provision	$9,547	$16,277	$14,584

(a)	During the years ended December 31, 2022 and 2021, the Company’s subsidiary, Xinjiang United Family, and its three branch offices, were subject to a favorable tax rate of 2.5%. During the year ended December 31, 2020, the Company’s subsidiary, Xinjiang United Family, and its three branch offices, were subject to a favorable tax rate of 5.0%. For the year ended December 31, 2022, 13 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB33,000 to RMB180,000 per month. For the year ended December 31, 2021, 13 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB25,000 to RMB180,000 per month. During the year ended December 31, 2020, 11 of the UFG entities were subject to income tax assessed at 1% of TNI ranging from RMB33,000 to RMB120,000 per month. The rest of the UFG entities were exempted from paying income tax. For the years ended December 31, 2022, 2021, and 2020, the tax saving as the result of the favorable tax rates and tax exemption amounted to $223,920, $494,744, and $358,406, respectively, and per share effect of the favorable tax rate and tax exemption was $0.02, $0.05, and $0.04, respectively.

Schedule of taxes payable
	December 31, 2022	December 31, 2021
Income tax payable (recoverable)	$(3,404)	$1,463
Value added tax payable	93,924	4,850
Other taxes payable	40,207	24,526
Total taxes payable	$130,727	$30,839